Borrowings - Summary of Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Disclosure [Abstract]
Short term bank borrowing	¥ 53,000		¥ 50,000
Long term bank borrowing	¥ 6,990	$ 1,000	¥ 0